Long-Term Investments (Details) - Schedule of components of long-term investments - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule of Components of Long-term Investments [Abstract]
Equity investment accounted for using the equity method	$ 24,989,651	$ 771,520
Equity investment without readily determinable fair value measured at Measurement Alternative	22,395	23,232
Total	$ 25,012,046	$ 794,752